Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Basic weighted average number of shares outstanding	451,570,000	450,138,000	[1]
Diluted weighted average number of shares outstanding	452,344,000	451,170,000	[1]
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	425,000	676,000
Restricted stock units [member]
Earnings per share [line items]
Effect of dilutive securities	349,000	356,000

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.